Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
(a)Basis of Accounting
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting.
(b)Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management of the Plan to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes in net assets available for benefits and disclosure of related assets and liabilities. Actual results could differ from those estimates.
(c)Investment Valuation and Income Recognition
Investments are stated at fair value. The shares of registered investment companies (mutual funds) are valued at quoted market prices, which represent the net asset value (NAV) of shares held on the last day of the Plan year. Investments in common/collective trust funds are valued at the NAV as determined using the estimated fair value of the assets and liabilities in the respective funds on the last day of the Plan year. The common stock of Genworth Financial, Inc. is traded on the New York Stock Exchange (NYSE) and is valued at the quoted market price on the last business day of the Plan year.
The ClearCourse® group variable annuity is valued daily by Genworth Life and Annuity Insurance Company (GLAIC) (see note 6), an indirect, wholly-owned subsidiary of the Plan sponsor, using the quoted market price of the underlying mutual fund (Vanguard Balanced Institutional Index Fund) less the applicable ClearCourse® asset charge.
The change in the difference between the fair value and the cost of the investments held at the beginning and end of each year, adjusted for realized gains and losses on investments sold during the year, is reflected in the statement of changes in net assets available for benefits as net appreciation or depreciation in the fair value of investments.
The cost of investments sold is determined based on average cost. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
(d)Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Plan utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried at fair value are classified and disclosed in one of the following three categories:
•Level 1—Quoted prices for identical instruments in active markets.
•Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations for which inputs are observable or where those significant value drivers are observable.
•Level 3—Instruments for which significant value drivers are unobservable.
Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments. Financial instruments in this category include short-term investments, mutual funds, the ClearCourse® group variable annuity and common stock of Genworth Financial, Inc.
Level 2 is comprised of investments in common/collective trust funds that are valued at NAV as determined using the estimated fair value of the assets and liabilities in the respective funds on the last day of the Plan year.
The Plan had no Level 3 assets as of December 31, 2025 or 2024.
As of each reporting period, all investments at fair value are classified in their entirety based upon the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset, such as changes in fair value attributable to a particular input. The Plan reviews the fair value hierarchy classifications each reporting period. Changes in valuation techniques used to measure fair value are monitored at least annually by the Plan to determine if a change results in a measurement that is equally or more representative of fair value. Changes in valuation techniques or their application are accounted for as changes in accounting estimates.
(e)Notes Receivable from Participants
Notes receivable from participants equals the outstanding principal balance plus accrued interest. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.
(f)Benefits
Benefit payments to participants are recorded when paid.
(g)Expenses
Substantially all expenses related to the administration of the Plan are paid by the Company, including trustee fees, record-keeping administrator fees and accountant and counsel expenses. Investment management fees and expenses attributable to an investment fund are offset against that fund’s earnings in the affected participant’s account. The Plan’s loan and qualified domestic relations order (QDRO) fees are paid from participants’ accounts. Participants paid $24,600 and $21,550 in 2025 and 2024, respectively, for loan and QDRO fees. A QDRO is a judgment or order that relates to the provision of child support, alimony payments, or marital property rights for the benefit of a spouse, former spouse, child, or other dependent of a participant. To be recognized as a QDRO, an order must be a domestic relations order.